SCHEDULE OF RECONCILIATION OF ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A ordinary shares subject to possible redemption beginning balance	$ 208,932,880	$ 203,000,706		$ 203,000,706
Accretion of carrying value to initial redemption value	(2,211,158)		$ (19,483,345)	(5,934,098)
Redemption of Class A ordinary shares	109,309,854
Class A ordinary shares subject to possible redemption ending balance	101,834,184		203,000,706	208,932,880
Class A Ordinary Shares Subject to Redemption [Member]
Class A ordinary shares subject to possible redemption beginning balance	208,932,880	$ 202,998,782		202,998,782
Accretion of carrying value to initial redemption value				5,934,098
Accretion of carrying value to initial redemption value	2,211,158			5,934,098
Redemption of Class A ordinary shares	(109,309,854)
Class A ordinary shares subject to possible redemption ending balance	$ 101,834,184		$ 202,998,782	$ 208,932,880